OTHER CURRENT ASSETS (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2018	Dec. 31, 2017
OTHER CURRENT ASSETS
Frequency license	Rp 3,636	Rp 3,760
Advances	1,803	1,156
Prepaid rental	1,382	1,349
Prepaid salaries	200	227
Advance to employee	30	35
Others	229	656
Total	Rp 7,280	Rp 7,183